UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	February 28, 2005

Item 1. Reports to Stockholders

Spartan®

California Municipal
Money Market Fund

and

Fidelity ®
California Municipal
Money Market Fund

Annual Report

February 28, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Spartan California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity California Municipal Money Market Fund
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2004 to February 28, 2005).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Beginning Account Value September 1, 2004	Ending Account Value February 28, 2005	Expenses Paid During Period* September 1, 2004 to February 28, 2005
Spartan California Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,006.70	$ 1.74
HypotheticalA	$ 1,000.00	$ 1,023.06	$ 1.76
Fidelity California Municipal Money Market Fund
Actual	$ 1,000.00	$ 1,005.80	$ 2.64
HypotheticalA	$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Spartan California Municipal Money Market Fund	.35%
Fidelity California Municipal Money Market Fund	.53%

Annual Report

Spartan California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	90.7	92.4	76.8
31 - 90	1.5	5.0	4.1
91 - 180	7.8	1.3	17.2
181 - 397	0.0	1.3	1.9
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Spartan California Municipal Money Market Fund	16 Days	14 Days	34 Days
California Tax-Free Money Market Funds Average*	28 Days	39 Days	37 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Variable Rate Demand Notes (VRDNs) 74.8%	Variable Rate Demand Notes (VRDNs) 82.4%
Commercial Paper (including CP Mode) 11.8%	Commercial Paper (including CP Mode) 8.9%
Tender Bonds 1.5%	Tender Bonds 1.7%
Municipal Notes 5.9%	Municipal Notes 3.4%
Other Investments 0.0%	Other Investments 2.6%
Net Other Assets 6.0%	Net Other Assets 1.0%

Current and Historical Seven-Day Yields

	2/28/05	11/29/04	8/30/04	5/31/04	3/1/04
Spartan California Municipal Money Market Fund	1.55%	1.35%	0.95%	0.75%	0.64%
If Fidelity had not reimbursed certain fund expenses	1.43%	1.27%	0.87%	0.67%	0.53%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Spartan California Municipal Money Market Fund

Investments February 28, 2005

Showing Percentage of Net Assets

Municipal Securities - 94.0%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 93.0%
Alameda Corridor Trans. Auth. Participating VRDN Series BS 05 222 Class A, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 4,800	$ 4,800
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,835	5,835
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series MS 923, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	5,860	5,860
Apple Valley Unified School District Participating VRDN Series Putters 544, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,695	3,695
Cabrillo Cmnty. College District Participating VRDN Series ROC II R300, 1.89% (Liquidity Facility Citibank NA) (a)(b)	2,675	2,675
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Participating VRDN Series ROC II R1024, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	13,385	13,385
Series 1, 1.88% 3/15/05, CP	2,275	2,275
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN:
Series EGL 02 6017 Class A, 1.89% (Liquidity Facility Citibank NA, New York) (a)(b)	6,200	6,200
Series FRRI 03 L12, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,975	9,975
Series FRRI 03 L14, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,100	3,100
Series PA 1152, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,000	3,000
Series PT 1226, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,500	2,500
Series PT 730, 1.88% (Liquidity Facility BNP Paribas SA) (a)(b)	12,800	12,800
Series PT 759, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,595	6,595
California Econ. Recovery Participating VRDN:
Series EGL 04 21, 1.89% (Liquidity Facility Citibank NA) (a)(b)	14,700	14,700
Series EGL 04 22, 1.89% (Liquidity Facility Citibank NA) (a)(b)	7,400	7,400
Series LB 04 L20J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	9,200	9,200
Series LB 04 L27, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Econ. Recovery Participating VRDN: - continued
Series MS 928, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	$ 2,145	$ 2,145
Series MS 930, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	2,000	2,000
Series MS 956, 1.89% (Liquidity Facility Morgan Stanley) (a)(b)	7,500	7,500
Series PA 1262, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,650	7,650
Series PT 2205, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	15,835	15,835
Series PT 2216, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,205	5,205
Series PT 965, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	20,000	20,000
Series ROC II R279, 1.89% (Liquidity Facility Citibank NA) (a)(b)	8,590	8,590
California Edl. Facilities Auth. Rev. Bonds (Carnegie Institution of Washington Proj.) Series 1993 B, 1.88% tender 3/11/05, CP mode	5,000	5,000
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.89%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	9,900	9,900
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	6,260	6,260
Participating VRDN:
Series DB 130, 1.88% (Liquidity Facility Deutsche Bank AG) (a)(b)	5,155	5,155
Series LB 04 L71J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	69,700	69,700
Series Merlots 02 A17, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,785	5,785
Series Merlots B45, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	19,835	19,835
Series Merlots C8, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	14,855	14,855
Series PA 1231, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,700	8,700
Series PT 1252, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,100	10,100
Series PT 2266, 1.88% (Liquidity Facility Dexia Cr. Local de France) (a)(b)	7,975	7,975
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series PT 2281, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,245	$ 5,245
Series PT 964, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	4,995	4,995
Series Putters 482, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,495	7,495
Series Putters 519, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,495	2,495
Series SG 84, 1.88% (Liquidity Facility Societe Generale) (a)(b)	10,290	10,290
Series SG 85, 1.88% (Liquidity Facility Societe Generale) (a)(b)	1,430	1,430
Series SGA 54, 1.86% (Liquidity Facility Societe Generale) (a)(b)	5,450	5,450
Series SGB 7, 1.89% (Liquidity Facility Societe Generale) (a)(b)	8,775	8,775
RAN 3% 6/30/05	87,200	87,562
Series 2003 B3, 1.86%, LOC Bank of New York, New York, LOC BNP Paribas SA, VRDN (a)	12,100	12,100
1.9% 3/10/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	15,300	15,300
1.95% 4/8/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	6,700	6,700
California Health Facilities Fing. Auth. Rev. Participating VRDN Series MS 01 592, 1.91% (Liquidity Facility Morgan Stanley) (a)(b)	13,900	13,900
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 85, 1.9% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)	5,300	5,300
Series PT 994, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,400	6,400
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 42, 1.89% (Liquidity Facility Citibank NA, New York) (a)(b)	3,500	3,500
Series EGL 04 28 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(b)	9,425	9,425
Series PA 1193, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,285	6,285
Series SG 172, 1.88% (Liquidity Facility Societe Generale) (a)(b)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 E, 1.77%, LOC JPMorgan Chase Bank, VRDN (a)	$ 16,600	$ 16,600
Series 1996 F, 1.77%, LOC JPMorgan Chase Bank, VRDN (a)	16,250	16,250
California Pub. Works Board Lease Rev. Participating VRDN Series Putters 609, 1.89% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	1,100	1,100
California State Univ. Rev. & Colleges Participating VRDN:
Series MS 917, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	3,305	3,305
Series SG 170, 1.88% (Liquidity Facility Societe Generale) (a)(b)	8,000	8,000
California Statewide Cmnty. Dev. Auth. Rev. Ctfs. of Prtn. Participating VRDN Series Merlots 99 E, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,000	5,000
California Statewide Cmntys. Dev. Auth. Iam Commercial Paper Bonds (Kaiser Permanente Health Sys. Proj.) Series 2004 K, 1.86% tender 3/8/05, CP mode	11,000	11,000
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds (Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (a)	16,000	16,070
(Kaiser Permanente Health Sys. Proj.):
Series 2002 B, 1.86%, VRDN (a)	26,300	26,300
Series 2003 A, 1.86%, VRDN (a)	5,600	5,600
Series 2004 L, 1.86%, VRDN (a)	18,800	18,800
Series 2004 M, 1.86%, VRDN (a)	25,800	25,800
Clovis Unified School District Participating VRDN Series PZ 42, 1.98% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,330	1,330
Foothill-De Anza Cmnty. College District Participating VRDN Series Merlots 00 YY, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	6,300	6,300
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series PZ 41, 1.93% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,675	3,675
Fresno Unified School District Participating VRDN Series DB 109, 1.88% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,190	6,190
Gavilan Joint Cmnty. College District Participating VRDN:
Series Putters 587Z, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,010	5,010
Series ROC II R 2123, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Golden State Tobacco Securitization Corp. Participating VRDN:
Series MS 920X, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	$ 7,495	$ 7,495
Series PA 1237, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,740	2,740
Series ROC II R287X, 1.91% (Liquidity Facility Citibank NA) (a)(b)	3,535	3,535
Series TOC 04 B, 1.92% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	7,500	7,500
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Malibu Canyon Apts. Proj.) Series B, 1.88%, LOC Freddie Mac, VRDN (a)	20,900	20,900
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.89% (Liquidity Facility Societe Generale) (a)(b)	6,400	6,400
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series A, 1.85% 3/10/05, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Baden-Wuerttemberg, CP	18,064	18,064
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,830	8,830
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	6,950	6,950
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 1.75% 3/10/05 (Liquidity Facility Dexia Cr. Local de France), CP	30,000	30,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series PA 1192, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,980	7,980
Series PT 1949, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,075	5,075
Series PT 2286, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,585	5,585
Series ROC II R3010, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,145	5,145
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,500	8,500
Los Angeles Gen. Oblig. Participating VRDN:
Series LB 04 L53J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	4,600	4,600
Series PT 1476, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,370	5,370
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Unified School District Participating VRDN:
Series LB 04 L63, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	$ 13,400	$ 13,400
Series LB 04 L64, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	13,400	13,400
Series Merlots 03 B37, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	2,700	2,700
Series MS 978, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	5,700	5,700
Series MSTC 01 135, 1.83% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,295	2,295
Series PA 1117, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,500	2,500
Series PT 1763, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	8,740	8,740
Series Putters 488, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	9,985	9,985
Series SG 162, 1.88% (Liquidity Facility Societe Generale) (a)(b)	31,500	31,500
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 2.2% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(b)	1,700	1,700
Series Merlots 99 O, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	11,880	11,880
Series MSTC 01 113A, 1.86% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	7,990	7,990
Series PA 837, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995	4,995
Modesto Irrigation District Ctfs. of Prtn. Participating VRDN Series PT 2109, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,930	4,930
Modesto Irrigation District Fing. Auth. Rev. Participating VRDN Series SG 66, 1.88% (Liquidity Facility Societe Generale) (a)(b)	2,000	2,000
North Orange County Cmnty. College District Rev. Participating VRDN:
Series MSTC 9042, 1.87% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	4,100	4,100
Series PT 1434, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,735	7,735
Norwalk- Mirada Unified School District Participating VRDN Series SG 169, 1.88% (Liquidity Facility Societe Generale) (a)(b)	20,000	20,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	$ 3,000	$ 3,000
Oakland Health Facilities Rev. Participating VRDN Series PT 958, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,500	7,500
Orange County Apt. Dev. Rev.:
(Hidden Hills Apts. Proj.) Series 1985 U, 1.88%, LOC Freddie Mac, VRDN (a)	8,000	8,000
(Laguna Summit Apts. Proj.) Series 1985 X, 1.88%, LOC Chase Manhattan Bank, VRDN (a)	4,400	4,400
Oxnard Fing. Auth. Wtr. Rev. Participating VRDN Series SG 174, 1.9% (Liquidity Facility Societe Generale) (a)(b)	4,960	4,960
Pacific Hsg. & Fin. Agcy. Lease Rev. (Lease Purchase Prog.) Series A, 1.9% (Freddie Mac Guaranteed), VRDN (a)	10,260	10,260
Pasadena Elec. Rev. Participating VRDN Series PT 2282, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,320	5,320
Pleasant Valley School District Participating VRDN Series PT 814, 1.88% (Liquidity Facility Svenska Handelsbanken AB) (a)(b)	4,995	4,995
Port of Oakland Port Rev. Series E, 1.81% 3/1/05, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP	10,280	10,280
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series ROC II R2046, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	4,285	4,285
Poway Unified School District Participating VRDN Series PT 1889, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,300	2,300
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN 1.88% (Liquidity Facility Societe Generale) (a)(b)	8,750	8,750
Redlands Unified School District Participating VRDN Series PT 1891, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,355	5,355
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series RobIns 15, 1.89% (Liquidity Facility Bank of New York, New York) (a)(b)	11,045	11,045
Sacramento County Wtr. Fing. Auth. Participating VRDN Series PA 1176, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,035	9,035
Sacramento Muni. Util. District Elec. Rev.:
Participating VRDN:
Series BA 02 M, 1.89% (Liquidity Facility Bank of America NA) (a)(b)	3,975	3,975
Series PA 1180, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	6,850	6,850
Series PT 2140, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,255	7,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.: - continued
Participating VRDN:
Series PT 2215, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	$ 5,670	$ 5,670
Series Putters 591, 1.89% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	2,195	2,195
Series ROC II R 289, 1.89% (Liquidity Facility Citibank NA) (a)(b)	2,500	2,500
Series I, 1.89% 3/7/05, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	30,000	30,000
San Diego County Gen. Oblig. Series B1, 1.75% 3/7/05, LOC Landesbank Hessen-Thuringen, CP	6,500	6,500
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.92% 3/14/05, CP	13,700	13,700
San Diego County Wtr. Auth. Series 1, 2.03% 4/7/05, CP	10,200	10,200
San Diego Indl. Dev. Rev. Participating VRDN Series FRRI 01 L2, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,950	2,950
San Diego Unified School District Participating VRDN Series ROC II R1067, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	3,485	3,485
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.89% (Liquidity Facility Bank of America NA) (a)(b)	8,000	8,000
San Gabriel Valley Govts. 1.98% 4/8/05, LOC Toronto-Dominion Bank, CP	4,400	4,400
San Jose Evergreen Cmnty. College District Participating VRDN Series PT 1917, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	10,995	10,995
San Jose Redev. Agcy. Tax Allocation Participating VRDN:
Series LB 04 F6J, 1.95% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	6,435	6,435
Series Putters 575, 1.89% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(b)	2,575	2,575
San Marcos Pub. Facilities Auth. Tax Allocation Rev. Participating VRDN Series ROC II R2027, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(b)	5,660	5,660
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 1.89% (Liquidity Facility Citibank NA) (a)(b)	3,635	3,635
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	8,900	8,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Sequoia Union High School District Bonds Series AAB 03 2, 1.89%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(b)(c)	$ 5,900	$ 5,900
Univ. of California Revs.:
Participating VRDN:
Series 720050006 Class B, 1.89% (Liquidity Facility Citibank NA) (a)(b)	2,445	2,445
Series Merlots 97 G, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(b)	20,000	20,000
Series MS 888, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	9,995	9,995
Series PA 1168, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	9,925	9,925
Series A, 1.85% 3/9/05, CP	14,150	14,150
Vallejo Wtr. Rev. Series 2001 A, 1.99%, LOC KBC Bank NV, VRDN (a)	3,160	3,160
William S. Hart Union High School District Participating VRDN Series SG 171, 1.88% (Liquidity Facility Societe Generale) (a)(b)	8,600	8,600
		1,390,461
Puerto Rico - 1.0%
Puerto Rico Commonwealth Gen. Oblig. Participating VRDN:
Series MS 975, 1.88% (Liquidity Facility Morgan Stanley) (a)(b)	3,410	3,410
Series PA 1225, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	7,060	7,060
Series PA 1280, 1.89% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,000	5,000
		15,470
TOTAL INVESTMENT PORTFOLIO - 94.0% (Cost $1,405,931)		1,405,931
NET OTHER ASSETS - 6.0%		89,346
NET ASSETS - 100%		$ 1,495,277
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,160,000 or 0.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 6,260
Sequoia Union High School District Bonds Series AAB 03 2, 1.89%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 5,900

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005

Assets
Investment in securities, at value (cost $1,405,931) - See accompanying schedule		$ 1,405,931
Cash		66,484
Receivable for investments sold		7,400
Receivable for fund shares sold		12,559
Interest receivable		6,321
Receivable from investment adviser for expense reductions		134
Other receivables		215
Total assets		1,499,044

Liabilities
Payable for fund shares redeemed	$ 3,061
Distributions payable	168
Accrued management fee	535
Other affiliated payables	3
Total liabilities		3,767

Net Assets		$ 1,495,277
Net Assets consist of:
Paid in capital		$ 1,495,094
Undistributed net investment income		24
Accumulated undistributed net realized gain (loss) on investments		159
Net Assets, for 1,494,851 shares outstanding		$ 1,495,277
Net Asset Value, offering price and redemption price per share ($1,495,277 ÷ 1,494,851 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Spartan California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2005

Investment Income
Interest		$ 18,280

Expenses
Management fee	$ 5,760
Non-interested trustees' compensation	8
Total expenses before reductions	5,768
Expense reductions	(1,601)	4,167
Net investment income		14,113
Net realized gain (loss) on investment securities		132
Net increase in net assets resulting from operations		$ 14,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 14,113	$ 9,241
Net realized gain (loss)	132	302
Net increase in net assets resulting from operations	14,245	9,543
Distributions to shareholders from net investment income	(14,068)	(9,241)
Distributions to shareholders from net realized gain	-	(260)
Total distributions	(14,068)	(9,501)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,208,818	819,261
Reinvestment of distributions	12,991	8,947
Cost of shares redeemed	(966,357)	(915,788)
Net increase (decrease) in net assets and shares resulting from share transactions	255,452	(87,580)
Total increase (decrease) in net assets	255,629	(87,538)

Net Assets
Beginning of period	1,239,648	1,327,186
End of period (including undistributed net investment income of $24 and $0, respectively)	$ 1,495,277	$ 1,239,648

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2005	2004 C	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.010	.007	.011	.020	.033
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	.010	.007	.011	.020	.033
Distributions from net investment income	(.010)	(.007)	(.011)	(.020)	(.033)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(.010)	(.007)	(.011)	(.020)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.04%	.75%	1.15%	1.98%	3.33%
Ratios to Average Net Assets B
Expenses before expense reductions	.43%	.43%	.43%	.48%	.50%
Expenses net of voluntary waivers, if any	.35%	.35%	.35%	.45%	.50%
Expenses net of all reductions	.31%	.34%	.32%	.41%	.49%
Net investment income	1.05%	.73%	1.14%	1.95%	3.29%
Supplemental Data
Net assets, end of period (in millions)	$ 1,495	$ 1,240	$ 1,327	$ 1,061	$ 1,035

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C For the year ended February 29.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/05	% of fund's investments 8/31/04	% of fund's investments 2/29/04
0 - 30	94.8	96.0	78.1
31 - 90	0.1	0.4	2.8
91 - 180	5.1	1.9	16.7
181 - 397	0.0	1.7	2.4
Weighted Average Maturity
	2/28/05	8/31/04	2/29/04
Fidelity California Municipal Money Market	13 Days	14 Days	34 Days
California Tax-Free Money Market Funds Average*	28 Days	39 Days	37 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2005	As of August 31, 2004
Variable Rate Demand Notes (VRDNs) 84.0%	Variable Rate Demand Notes (VRDNs) 87.6%
Commercial Paper (including CP Mode) 5.7%	Commercial Paper (including CP Mode) 7.2%
Tender Bonds 1.3%	Tender Bonds 2.3%
Municipal Notes 3.6%	Municipal Notes 0.0%
Other Investments 0.0%	Other Investments 1.6%
Net Other Assets 5.4%	Net Other Assets 1.3%

Current and Historical Seven-Day Yields

	2/28/05	11/29/04	8/30/04	5/31/04	3/1/04
Fidelity California Municipal Money Market Fund	1.38%	1.17%	0.81%	0.59%	0.41%
If Fidelity had not reimbursed certain fund expenses	1.33%	-	-	-	-

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

Fidelity California Municipal Money Market Fund

Investments February 28, 2005

Showing Percentage of Net Assets

Municipal Securities - 94.6%
	Principal Amount (000s)	Value (Note 1) (000s)
California - 94.5%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Colma Bart Family Apts. Proj.) Series 2002 A, 1.9%, LOC Bank of America NA, VRDN (a)(b)	$ 10,000	$ 10,000
(Crossing Apts. Proj.) Series A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Southport Apts. Proj.) Series 2002 A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
(Vintage Chateau Proj.) Series A, 1.92%, LOC Union Bank of California, VRDN (a)(b)	12,100	12,100
Alameda Corridor Trans. Auth. Participating VRDN Series BS 05 222 Class A, 2.1% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	10,980	10,980
Anaheim Hsg. Auth. Multiple-family Hsg. Rev. (The Fountains at Anaheim Hills Proj.) Series 2000 A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	15,224	15,224
Anaheim School District Participating VRDN Series PT 2246, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,665	5,665
Bueno Park Multifamily Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	14,288	14,288
California Cmntys. Hsg. Fin. Agcy. Lease Rev. Series 2001 A, 1.9% (Freddie Mac Guaranteed), VRDN (a)	16,000	16,000
California Dept. of Trans. Rev. Participating VRDN Series ROC II R5028, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,480	5,480
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev.:
Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)(d)	7,345	7,345
Participating VRDN Series PT 1745, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,720	9,720
Series 1, 2% 4/6/05, CP	2,275	2,275
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Participating VRDN:
Series EGL 02 6017 Class A, 1.89% (Liquidity Facility Citibank NA, New York) (a)(c)	12,100	12,100
Series FRRI 03 L11, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	24,300	24,300
Series FRRI 03 L14, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	6,375	6,375
Series PA 1152, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	15,250	15,250
Series Putters 423, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Participating VRDN:
Series Putters 532Z, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 2,500	$ 2,500
Series 2002 C4, 1.85%, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys., VRDN (a)	28,000	28,000
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN:
Series Putters 664, 1.89% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	3,400	3,400
Series ROC II R 6044, 1.89% (Liquidity Facility Citibank NA) (a)(c)	8,485	8,485
Series ROC II R2062, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,775	5,775
California Econ. Recovery Participating VRDN:
Series EGL 04 21, 1.89% (Liquidity Facility Citibank NA) (a)(c)	34,800	34,800
Series EGL 04 22, 1.89% (Liquidity Facility Citibank NA) (a)(c)	17,350	17,350
Series LB 04 L20J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	21,600	21,600
Series LB 04 L27, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	10,925	10,925
Series MS 927, 1.89% (Liquidity Facility Morgan Stanley) (a)(c)	9,830	9,830
Series MS 929, 1.89% (Liquidity Facility Morgan Stanley) (a)(c)	7,995	7,995
Series PT 2205, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	37,520	37,520
Series ROC II R326, 1.89% (Liquidity Facility Citibank NA) (a)(c)	4,700	4,700
California Edl. Facilities Auth. Rev.:
Bonds (Carnegie Institution of Washington Proj.) Series 1993 B, 1.91% tender 3/18/05, CP mode	5,000	5,000
Participating VRDN:
Series EGL 03 45, 1.89% (Liquidity Facility Citibank NA, New York) (a)(c)	6,775	6,775
Series PA 542, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,105	8,105
Series SGB 45, 1.89% (Liquidity Facility Societe Generale) (a)(c)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.:
Bonds:
Series AAB 00 1, 1.89%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)	$ 19,065	$ 19,065
Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA) (a)(c)(d)	15,275	15,275
Participating VRDN:
Series 01 777X, 1.92% (Liquidity Facility Morgan Stanley) (a)(b)(c)	11,670	11,670
Series BS 215, 1.9% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	36,980	36,980
Series EGL 04 1013 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
Series EGL 05 1000 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(c)	15,090	15,090
Series Floaters 05 1, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	7,685	7,685
Series LB 04 L71J, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	31,500	31,500
Series Merlots 02 A17, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	12,305	12,305
Series Merlots 03 A45, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	10,265	10,265
Series Merlots B45, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	53,695	53,695
Series Merlots C7, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	18,080	18,080
Series PA 1231, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	9,170	9,170
Series PA 315, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,370	1,370
Series PT 1252, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	23,945	23,945
Series PT 1389, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,140	5,140
Series PT 2272, 1.88% (Liquidity Facility Dexia Cr. Local de France) (a)(c)	5,395	5,395
Series PT 964, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	11,800	11,800
Series Putters 557Z, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,445	6,445
Series RF 01 1, 1.89% (Liquidity Facility Bank of New York, New York) (a)(c)	10,530	10,530
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Gen. Oblig.: - continued
Participating VRDN:
Series SG 95, 1.88% (Liquidity Facility Societe Generale) (a)(c)	$ 9,085	$ 9,085
RAN 3% 6/30/05	123,100	123,610
1.9% 3/7/05 (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility Societe Generale), CP	21,950	21,950
California Health Facilities Fing. Auth. Rev. Participating VRDN Series PT 953, 1.92% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,495	6,495
California Home Mtg. Fin. Auth. Homebuyers Fund Single Family Participating VRDN Series ROC II R321, 1.93% (Liquidity Facility Citibank NA) (a)(b)(c)	33,700	33,700
California Hsg. Fin. Agcy. Home Mtg. Rev.:
Participating VRDN:
Series MT 22, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	64,950	64,950
Series MT 36, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	20,000	20,000
Series MT 4, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,995	9,995
Series MT 7, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	44,100	44,100
Series MT 73, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	10,000	10,000
Series MT 79, 1.94% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	34,100	34,100
Series MT 85, 1.9% (Liquidity Facility Lloyds TSB Bank PLC) (a)(c)	12,230	12,230
Series MT 86, 1.94% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	19,575	19,575
Series PT 2353, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	16,500	16,500
Series PT 2399, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	8,085	8,085
Series PT 994, 1.9% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	14,540	14,540
Series PT 998, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	45,500	45,500
Series 2000 J, 1.9% (FSA Insured), VRDN (a)(b)	11,030	11,030
Series 2001 E, 1.91%, LOC Fannie Mae, VRDN (a)(b)	7,465	7,465
Series 2003 F:
1.88% (FSA Insured), VRDN (a)(b)	48,365	48,365
1.88% (FSA Insured), VRDN (a)(b)	57,465	57,465
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev.: - continued
Series 2003 H, 1.9% (FSA Insured), VRDN (a)(b)	$ 39,210	$ 39,210
Series M, 1.86% (Liquidity Facility Bank of America NA), VRDN (a)(b)	19,900	19,900
Series Q, 1.91% (AMBAC Insured), VRDN (a)(b)	40,160	40,160
Series X2, 1.9% (FSA Insured), VRDN (a)(b)	30,325	30,325
California Infrastructure & Econ. Dev. Bank (Nelson Name Plate Co. Proj.) Series 1999, 1.98%, LOC Bank of America NA, VRDN (a)(b)	2,100	2,100
California Infrastructure & Econ. Dev. Bank Rev. Participating VRDN:
Series EGL 03 46, 1.89% (Liquidity Facility Citibank NA, New York) (a)(c)	7,700	7,700
Series EGL 04 28 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
Series Putters 492, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,660	10,660
Series SG 172, 1.88% (Liquidity Facility Societe Generale) (a)(c)	17,600	17,600
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	10,000	10,000
Participating VRDN Series LB 04 L46J, 1.95% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	33,100	33,100
California Pub. Works Board Lease Rev. Participating VRDN Series Putters 610, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,800	3,800
California State Univ. Rev. & Colleges Participating VRDN Series SG 170, 1.88% (Liquidity Facility Societe Generale) (a)(c)	17,000	17,000
California Statewide Cmnty. Dev. Auth. Indl. Dev. Rev. (Arthurmade Plastics, Inc. Proj.) Series 2000 A, 1.9%, LOC Bank of America NA, VRDN (a)(b)	4,300	4,300
California Statewide Cmnty. Dev. Auth. Multi-family Rev.:
(Aegis of Aptos Proj.) Series 1998-Y 1.86%, LOC Fannie Mae, VRDN (a)(b)	3,350	3,350
(Bristol Apts. Proj.) Series Z, 1.86%, LOC Freddie Mac, VRDN (a)(b)	9,500	9,500
(Canyon Creek Apts. Proj.) Series 1995 C, 1.87%, LOC Fannie Mae, VRDN (a)(b)	28,800	28,800
(Crocker Oaks Apts. Proj.) Series 2001 H, 1.86%, LOC Fannie Mae, VRDN (a)(b)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Multi-family Rev.: - continued
(Maple Square Apt. Proj.) Series AA, 1.89%, LOC Citibank NA, VRDN (a)(b)	$ 7,200	$ 7,200
(Marlin Cove Apts. Proj.) Series V, 1.86%, LOC Fannie Mae, VRDN (a)(b)	16,000	16,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 1.86%, LOC Bank of America NA, VRDN (a)(b)	28,800	28,800
(Northwood Apts. Proj.) Series N, 1.86%, LOC Freddie Mac, VRDN (a)(b)	5,000	5,000
(Oakmont Stockton Proj.) Series 1997 C, 1.93% (Gen. Elec. Cap. Corp. Guaranteed), VRDN (a)(b)	5,960	5,960
(Salvation Army S.F. Proj.) 1.9%, LOC Fannie Mae, VRDN (a)(b)	3,000	3,000
(Terraces at Park Marino Proj.) Series I, 1.93%, LOC California Teachers Retirement Sys., VRDN (a)(b)	7,305	7,305
(Villa Paseo Proj.) 1.86%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	4,000	4,000
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 1.86%, LOC Fannie Mae, VRDN (a)(b)	11,440	11,440
(Vineyard Creek Apartments Proj.) Series 2003 W, 1.86%, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	16,200	16,200
(Vista Del Monte Proj.) Series QQ, 1.86%, LOC Fannie Mae, VRDN (a)(b)	19,605	19,605
(Wilshire Court Proj.):
Series AAA, 1.86%, LOC Fannie Mae, VRDN (a)(b)	10,000	10,000
Series M, 1.86%, LOC Fannie Mae, VRDN (a)(b)	17,500	17,500
California Statewide Cmnty. Dev. Corp. Rev.:
(Dix Metals Proj.) Series 1998 B, 2.13%, LOC California Teachers Retirement Sys., VRDN (a)(b)	3,810	3,810
(Evapco, Inc. Proj.) Series 1996 K, 1.93%, LOC Bank of America NA, VRDN (a)(b)	820	820
(Kennerly-Spratling Proj.) Series 1995 A, 1.98%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,590	1,590
(Lansmont Corp. Proj.) Series 1996 G, 1.93%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,390	1,390
(Merrill Packaging Proj.) 1.93%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	1,035	1,035
(Northwest Pipe & Casing Co. Proj.) Series 1990, 1.98%, LOC California Teachers Retirement Sys., VRDN (a)(b)	1,500	1,500
(Rapelli of California, Inc. Proj.) Series 1989, 1.98%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Corp. Rev.: - continued
(Rix Industries Proj.) Series 1996 I, 1.93%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	$ 1,360	$ 1,360
(Setton Properties, Inc. Proj.) Series 1995 E, 1.93%, LOC Wells Fargo Bank NA, San Francisco, VRDN (a)(b)	445	445
(Supreme Truck Bodies of California Proj.) 1.93%, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,600	1,600
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds:
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.7%, tender 6/1/05 (a)	7,500	7,531
(Kaiser Permanente Health Sys. Proj.) Series 2001 B, 1.75%, tender 7/5/05 (a)	5,800	5,800
(JTF Enterprises LLC Proj.) Series 1996 A, 1.93%, LOC Bank of America NA, VRDN (a)(b)	3,000	3,000
Carson Redev. Agcy. Participating VRDN Series PT 2346, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,800	7,800
Clipper Tax-Exempt Trust Participating VRDN Series PA 2003 2, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,356	2,356
Compton Unified School District Participating VRDN Series Merlots 03 B39, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	4,985	4,985
Dublin Hsg. Auth. Multi-Family Hsg. Rev. (Park Sierra Iron Horse Trail Proj.) Series 1998-A, 1.88%, LOC KBC Bank NV, VRDN (a)(b)	6,900	6,900
East Bay Muni. Util. District Wtr. Sys. Rev. Participating VRDN Series ROC II R4028, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,575	7,575
El Camino Cmnty. College District Participating VRDN Series PT 2058, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,405	5,405
Fairfield-Suisun Unified School District Participating VRDN Series ROC II R 6019, 1.89% (Liquidity Facility Citibank NA) (a)(c)	5,960	5,960
Fontana Pub. Fing. Authorized Tax Allocation Rev. Participating VRDN Series Putters 707, 1.89% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	2,090	2,090
Foothill-De Anza Cmnty. College District Participating VRDN:
Series Merlots 00 YY, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,660	3,660
Series ROC II R4540, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,570	7,570
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Fowler Indl. Dev. Auth. Indl. Dev. Rev. (Bee Sweet Citrus, Inc. Proj.) Series 1995, 1.92%, LOC Bank of America NA, VRDN (a)(b)	$ 700	$ 700
Fremont Multi-family Hsg. Rev. (Treetops Apts.) Series 1996 A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	9,800	9,800
Fresno Arpt. Rev. Participating VRDN Series Merlots 00 B2, 1.93% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	4,165	4,165
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 1.9%, LOC Comerica Bank California, VRDN (a)(b)	9,100	9,100
Golden State Tobacco Securitization Corp. Participating VRDN:
Series PA 1214, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,750	6,750
Series PA 1236, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,535	3,535
Series PT 1240, 1.96% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,500	5,500
Series TOC 04 B, 1.92% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(c)	17,500	17,500
Goleta Wtr. District Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R2050, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	1,745	1,745
Indian Wells Redev. Agcy. Rev. Participating VRDN Series ROC II R2029, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,120	6,120
La Quinta Fing. Auth. Local Agcy. Rev. Participating VRDN Series DB 122, 1.88% (Liquidity Facility Deutsche Bank AG) (a)(c)	10,360	10,360
Lassen Muni. Util. District Rev. Series 1996 A, 1.92% (FSA Insured), VRDN (a)(b)	4,065	4,065
Long Beach Unified School District Participating VRDN ROC II R 4560, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	7,040	7,040
Long Beach Hbr. Rev.:
Participating VRDN:
Series MS 00 418, 1.92% (Liquidity Facility Morgan Stanley) (a)(b)(c)	18,190	18,190
Series MS 01 786X, 1.92% (Liquidity Facility Morgan Stanley) (a)(b)(c)	5,570	5,570
Series SG 147, 1.91% (Liquidity Facility Societe Generale) (a)(b)(c)	9,890	9,890
Series Stars 84, 1.91% (Liquidity Facility BNP Paribas SA) (a)(b)(c)	10,280	10,280
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Long Beach Hbr. Rev.: - continued
Series A, 1.9% 3/11/05, CP (b)	$ 18,400	$ 18,400
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Metropolitan Lofts Aprts. Proj.) Series 2002 A, 1.89%, LOC Bank of America NA, VRDN (a)(b)	17,500	17,500
Los Angeles County Hsg. Auth. Multi-family Hsg. Rev. (Park Sierra Apts. Proj.) Series 1986 A, 1.87%, LOC Freddie Mac, VRDN (a)(b)	15,500	15,500
Los Angeles County Metropolitan Trans. Auth. Rev. Participating VRDN Series SGB 1, 1.89% (Liquidity Facility Societe Generale) (a)(c)	12,575	12,575
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series EGL 03 27, 1.89% (Liquidity Facility Citibank NA, New York) (a)(c)	14,750	14,750
Series EGL 04 16, 1.89% (Liquidity Facility Citibank NA) (a)(c)	9,900	9,900
Series EGL 04 46 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(c)	9,700	9,700
Series A, 1.85% 3/10/05, LOC Bayerische Landesbank Girozentrale, LOC Landesbank Baden-Wuerttemberg, CP	18,300	18,300
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series Merlots 00 JJJ, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	16,000	16,000
Los Angeles County Sanitation District Fin. Auth. Rev. Participating VRDN Series ROC II R4023, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	14,580	14,580
Los Angeles Dept. Arpts. Rev. Participating VRDN Series SG 61, 1.91% (Liquidity Facility Societe Generale) (a)(b)(c)	13,055	13,055
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series ROC II R4033, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	10,400	10,400
Series ROC II R4510, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,845	6,845
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series Merlots 99 L, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	23,300	23,300
Los Angeles Hbr. Dept. Rev. Participating VRDN:
Series MS 00 349, 1.92% (Liquidity Facility Morgan Stanley) (a)(b)(c)	7,360	7,360
Series SG 59, 1.91% (Liquidity Facility Societe Generale) (a)(b)(c)	13,675	13,675
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2004 A2:
1.85% 3/11/05, LOC Bank of America NA, CP	$ 10,000	$ 10,000
2% 3/11/05, LOC Bank of America NA, CP	3,000	3,000
Los Angeles Single Family Mortgage Rev. Series 2004 A:
1.91% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	17,065	17,065
1.91% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	12,935	12,935
Los Angeles Unified School District Participating VRDN:
Series LB 04 L63, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	46,100	46,100
Series LB 04 L64, 1.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	30,800	30,800
Series Merlots 03 B37, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	5,495	5,495
Series MS 978, 1.88% (Liquidity Facility Morgan Stanley) (a)(c)	12,820	12,820
Series PA 792R, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	8,945	8,945
Series ROC II R24, 1.89% (Liquidity Facility Citibank NA) (a)(c)	6,495	6,495
Series SGA 144, 1.86% (Liquidity Facility Societe Generale) (a)(c)	15,475	15,475
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series ROC II R4034, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,700	8,700
Metropolitan Wtr. District Southern California Wtrwks. Rev. Participating VRDN:
Series FRRI 00 A6, 2.2% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (a)(c)	4,500	4,500
Series Merlots 99 O, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	9,500	9,500
Series ROC II R2040, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,960	8,960
Milpitas Redev. Agcy. Participating VRDN:
Series ROC II R2145, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,655	8,655
Series ROC II R4538, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,250	8,250
Series ROC II R4557, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	6,330	6,330
Milpitas Unified School District Participating VRDN Series Putters 615, 1.89% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	5,760	5,760
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Newport Mesa Unified School District Participating VRDN Series PT 2490, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 3,345	$ 3,345
North Orange County Cmnty. College District Rev. Participating VRDN Series MSTC 9042, 1.87% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(c)	8,530	8,530
Norwalk- Mirada Unified School District Participating VRDN Series PT 2084, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	10,085	10,085
Oakland Gen. Oblig. Participating VRDN Series Merlots 00 A, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	3,000	3,000
Oakland Swr. Rev. Participating VRDN Series Putters 631, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,450	2,450
Paramount Hsg. Auth. Multi-family Rev. (Century Place Apts. Proj.) Series 1999 A, 1.87%, LOC Fannie Mae, VRDN (a)(b)	21,000	21,000
Pasadena Cmnty. Dev. Commission Mutlifamily Hsg. Rev. (Holly Street Apts. Proj.) Series 2003 A, 1.88%, LOC Fannie Mae, VRDN (a)(b)	18,515	18,515
Placentia-Yorba Linda Unified School District Participating VRDN Series PT 1437, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,165	5,165
Port of Oakland Gen. Oblig. Participating VRDN:
Series Merlots 00 JJ, 1.93% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	29,680	29,680
Series PA 1053, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	15,070	15,070
Series RobIns 5, 1.89% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	14,290	14,290
Port of Oakland Port Rev.:
Participating VRDN Series PA 1093, 1.91% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	7,975	7,975
Series D:
1.85% 3/1/05, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	29,700	29,700
1.88% 3/9/05, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	10,000	10,000
1.9% 3/9/05, LOC Bank of America NA, LOC JPMorgan Chase Bank, CP (b)	28,213	28,213
Poway Redev. Agcy. Tax Allocation Rev. Participating VRDN Series PT 2474, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	7,260	7,260
Rancho Santiago Cmnty. College District Participating VRDN Series ROC II R2017, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	5,275	5,275
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Riverside County Single Family Rev. Participating VRDN Series PT 2351, 1.89% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	$ 7,280	$ 7,280
Riverside Indl. Dev. Auth. Indl. Dev. Rev. (Sabert Corp. Proj.) 1.96%, LOC PNC Bank NA, Pittsburgh, VRDN (a)(b)	5,610	5,610
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. (Deer Park Apts. Proj.) Issue A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	13,200	13,200
Sacramento County Sanitation District Fing. Auth. Rev. Participating VRDN Series EGL 04 47 Class A, 1.89% (Liquidity Facility Citibank NA) (a)(c)	7,600	7,600
Sacramento County Single Family Mtg. Rev. Participating VRDN:
Series PT 2326, 1.89% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	16,710	16,710
Series PT 2327, 1.89% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	9,030	9,030
Series PT 2331, 1.89% (Liquidity Facility Dexia Cr. Local de France) (a)(b)(c)	6,850	6,850
Sacramento Hsg. Auth. Multi-family (Phoenix Park II Apts. Proj.) 1.89%, LOC Citibank NA, VRDN (a)(b)	20,000	20,000
Sacramento Muni. Util. District Elec. Rev. Series I, 1.89% 3/7/05, LOC Bayerische Landesbank Girozentrale, LOC JPMorgan Chase Bank, CP	20,000	20,000
San Bernardino County Ctfs. of Prtn. Participating VRDN Series ROC II R 2139, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	8,415	8,415
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 1.92% 3/14/05, CP	31,300	31,300
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series PT 2375, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,415	5,415
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series EGL 03 14, 1.89% (Liquidity Facility Citibank NA, New York) (a)(c)	10,000	10,000
San Diego Unified Port District Rev. Participating VRDN Series PT 2409, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,600	6,600
San Diego Unified School District Participating VRDN:
Series PT 2176, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,145	3,145
Series ROC II R2112 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	4,945	4,945
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
San Francisco C&C Single Family Mtg. Rev. Participating VRDN Series MT 92, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 21,200	$ 21,200
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series PT 899, 1.95% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,385	2,385
San Francisco City & County Parking Meter Rev. Participating VRDN Series BA 96 A, 1.89% (Liquidity Facility Bank of America NA) (a)(c)	2,075	2,075
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Mission Creek Cmnty. Proj.) Series B, 1.86%, LOC Citibank NA, New York, VRDN (a)(b)	21,700	21,700
San Francisco City & County Unified School District Participating VRDN Series Putters 549, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700	2,700
San Jose Arpt. Rev. Participating VRDN Series ROC II R2004, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	2,575	2,575
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series D, 1.86%, LOC Fannie Mae, VRDN (a)(b)	26,300	26,300
(Kennedy Apt. Homes Proj.) Series K, 1.86%, LOC Fannie Mae, VRDN (a)(b)	14,000	14,000
Santa Clara Elec. Rev. Participating VRDN Series ROC II R257, 1.89% (Liquidity Facility Citibank NA) (a)(c)	1,740	1,740
Santa Clara Valley Wtr. District Ctfs. of Prtn. Participating VRDN Series Merlots 00 MM, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	14,530	14,530
Santa Cruz Indl. Dev. Auth. Rev. (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 1.98%, LOC California Teachers Retirement Sys., VRDN (a)(b)	2,010	2,010
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 1.89%, LOC Bank of America NA, VRDN (a)(b)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 1.89%, LOC Bank of America NA, VRDN (a)(b)	19,925	19,925
Santa Rosa Multi-family Hsg. Rev. (Quail Run Apts./Santa Rosa Hsg. Partners Proj.) Series 1997 A, 1.95%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,950	1,950
Sequoia Union High School District Bonds Series AAB 03 2, 1.89%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(c)(d)	12,100	12,100
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 1.86%, LOC Fannie Mae, VRDN (a)(b)	15,500	15,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Participating VRDN Series Putters 616, 1.89% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 9,775	$ 9,775
Southern California Home Fing. Auth. Single Family Rev.:
Participating VRDN:
Series MT 87, 1.94% (Liquidity Facility Lloyds TSB Bank PLC) (a)(b)(c)	43,335	43,335
Series MT 90, 1.94% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	50,065	50,065
Series A, 1.91% (Liquidity Facility Fannie Mae), VRDN (a)(b)	30,160	30,160
Southern California Pub. Pwr. Auth. Rev. Participating VRDN Series Merlots 02 A62, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	30,435	30,435
Sweetwater Union High School District Participating VRDN Series PT 2412, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	18,785	18,785
Univ. of California Revs. Participating VRDN:
Series Merlots 97 G, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	13,430	13,430
Series PT 872, 1.88% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(c)	8,265	8,265
Series ROC II R261, 1.89% (Liquidity Facility Citibank NA) (a)(c)	10,035	10,035
Vallejo City Unified School District Participating VRDN Series PT 1664, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	5,885	5,885
Vista Unified School District Participating VRDN Series PT 2116, 1.88% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	6,650	6,650
Walnut Energy Ctr. Auth. Rev. Participating VRDN Series Putters 583, 1.89% (Liquidity Facility J.P. Morgan Chase & Co.) (a)(c)	5,215	5,215
Yucaipa Valley Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 2130, 1.89% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(c)	3,530	3,530
		3,284,342
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series Merlots 98 B8, 1.88% (Liquidity Facility Wachovia Bank NA) (a)(c)	$ 3,165	$ 3,165
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $3,287,507)		3,287,507
NET OTHER ASSETS - 5.4%		186,225
NET ASSETS - 100%		$ 3,473,732
Security Type Abbreviations
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,720,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
California Dept. of Wtr. Resources Central Valley Proj. Wtr. Sys. Rev. Bonds Series PT 607, 1.65%, tender 7/14/05 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/10/02	$ 7,345
California Gen. Oblig. Bonds Series Merlots 04 A9, 1.67%, tender 7/13/05 (Liquidity Facility Wachovia Bank NA)	4/21/04	$ 15,275
Security	Acquisition Date	Cost (000s)
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. Bonds Series Putters 475, 1.85%, tender 6/23/05 (Liquidity Facility JPMorgan Chase Bank)	6/30/04	$ 10,000
Sequoia Union High School District Bonds Series AAB 03 2, 1.89%, tender 3/7/05 (Liquidity Facility ABN-AMRO Bank NV)	5/14/03	$ 12,100
Income Tax Information
At February 28, 2005, the fund had a capital loss carryforward of approximately $56,000 all of which will expire on February 28, 2013.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	February 28, 2005

Assets
Investment in securities, at value (cost $3,287,507) - See accompanying schedule		$ 3,287,507
Cash		169,595
Receivable for fund shares sold		63,264
Interest receivable		11,199
Prepaid expenses		12
Receivable from investment adviser for expense reductions		64
Other receivables		445
Total assets		3,532,086

Liabilities
Payable for fund shares redeemed	$ 56,327
Distributions payable	36
Accrued management fee	1,077
Other affiliated payables	793
Other payables and accrued expenses	121
Total liabilities		58,354

Net Assets		$ 3,473,732
Net Assets consist of:
Paid in capital		$ 3,473,815
Undistributed net investment income		54
Accumulated undistributed net realized gain (loss) on investments		(137)
Net Assets, for 3,472,961 shares outstanding		$ 3,473,732
Net Asset Value, offering price and redemption price per share ($3,473,732 ÷ 3,472,961 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity California Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended February 28, 2005

Investment Income
Interest		$ 42,879

Expenses
Management fee	$ 11,671
Transfer agent fees	4,124
Accounting fees and expenses	271
Non-interested trustees' compensation	17
Custodian fees and expenses	50
Registration fees	114
Audit	49
Legal	10
Miscellaneous	225
Total expenses before reductions	16,531
Expense reductions	(1,060)	15,471
Net investment income		27,408
Net realized gain (loss) on investment securities		(125)
Net increase in net assets resulting from operations		$ 27,283

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended February 28, 2005	Year ended February 29, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 27,408	$ 15,405
Net realized gain (loss)	(125)	367
Net increase in net assets resulting from operations	27,283	15,772
Distributions to shareholders from net investment income	(27,442)	(15,405)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	10,208,647	7,744,627
Reinvestment of distributions	27,189	15,289
Cost of shares redeemed	(9,660,527)	(7,488,053)
Net increase (decrease) in net assets and shares resulting from share transactions	575,309	271,863
Total increase (decrease) in net assets	575,150	272,230

Net Assets
Beginning of period	2,898,582	2,626,352
End of period (including undistributed net investment income of $54 and $0, respectively)	$ 3,473,732	$ 2,898,582

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended February 28,	2005	2004 C	2003	2002	2001
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.009	.006	.010	.019	.032
Distributions from net investment income	(.009)	(.006)	(.010)	(.019)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.87%	.57%	.99%	1.89%	3.29%
Ratios to Average Net Assets B
Expenses before expense reductions	.53%	.52%	.52%	.52%	.53%
Expenses net of voluntary waivers, if any	.53%	.52%	.52%	.52%	.53%
Expenses net of all reductions	.50%	.50%	.49%	.48%	.52%
Net investment income	.88%	.56%	.98%	1.86%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 3,474	$ 2,899	$ 2,626	$ 2,239	$ 2,186

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

C For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended February 28, 2005

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (the funds) are funds of Fidelity California Municipal Trust II (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of California. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and wash sales.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Spartan California Municipal Money Market Fund	$ 1,405,931	$ -	$ -	$ -
Fidelity California Municipal Money Market Fund	3,287,507	-	-	-
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Spartan California Municipal Money Market Fund	$ 182	$ 4	$ -
Fidelity California Municipal Money Market Fund	57	-	56

The tax character of distributions paid was as follows:

February 28, 2005
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Spartan California Municipal Money Market Fund	$ 13,999	$ 69	$ -	$ 14,068
Fidelity California Municipal Money Market Fund	27,442	-	-	27,442
February 29, 2004
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Spartan California Municipal Money Market Fund	$ 9,225	$ 16	$ 260	$ 9,501
Fidelity California Municipal Money Market Fund	15,405	-	-	15,405

Annual Report

2. Operating Policies.

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the Fidelity California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of.25% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .38% of the fund's average net assets.

FMR and its affiliates provide Spartan California Municipal Money Market Fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Fidelity California Municipal Money Market Fund. Citibank has entered into a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Expense Reductions.

FMR voluntarily agreed to reimburse certain funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

	Expense Limitations	Reimbursement from adviser
Spartan California Municipal Money Market Fund	.35%	$ 1,077
Fidelity California Municipal Money Market Fund	.53%	$ 64

Through arrangements with Fidelity California Municipal Money Market Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service Arrangements	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction
Fidelity California Municipal Money Market Fund	$ -	$ 50	$ 946	$ -

In addition, through an arrangement with Spartan California Municipal Money Market Fund's custodian and transfer agent, $524 of credits realized as a result of uninvested cash balances were used to reduce the fund's management fee.

5. Other.

The funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the funds. In the normal course of business, the funds may also enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity California Municipal Trust II and the Shareholders of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan California Municipal Money Market Fund and Fidelity California Municipal Money Market Fund (funds of California Municipal Trust II) at February 28, 2005, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity California Municipal Trust II's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
April 12, 2005

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, Dennis J. Dirks, and Kenneth L. Wolfe, each of the Trustees oversees 301 funds advised by FMR or an affiliate. Mr. McCoy oversees 303 funds advised by FMR or an affiliate. Mr. Dirks and Mr. Wolfe oversee 268 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (74)**

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc.

Abigail P. Johnson (43)**

Year of Election or Appointment: 2001

Senior Vice President of California Municipal Money Market (2001-present) and Spartan California Municipal Money Market (2001-present). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001-present). She is President and a Director of FMR (2001-present), Fidelity Investments Money Management, Inc. (2001-present), FMR Co., Inc. (2001-present), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (50)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002-present) and Chief Financial Officer (2002-present) of FMR Corp. Previously, Ms. Cronin served as Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (52)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003-present) and Chief Operating Officer (2002-present) of FMR Corp. He also serves on the Board at Fidelity Investments Canada, Ltd. (2000-present). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (56)

Year of Election or Appointment: 2005

Mr. Dirks also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003).

Robert M. Gates (61)

Year of Election or Appointment: 1997

Dr. Gates is Vice Chairman of the non-interested Trustees (2005-present). Dr. Gates is President of Texas A&M University (2002-present). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001-present), and Brinker International (restaurant management, 2003-present). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001-present). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

George H. Heilmeier (68)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), Teletech Holdings (customer management services), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE) (2000-present). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), and INET Technologies, Inc. (telecommunications network surveillance, 2001-2004).

Marie L. Knowles (58)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (61)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as a Director of Italtel Holding S.p.A. (telecommunications (Milan, Italy), 2004-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Council on Foreign Relations.

Marvin L. Mann (71)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001-present). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals), where he served as CEO until April 1998, retired as Chairman May 1999, and remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. He is a member of the Executive Committee of the Independent Director's Council of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (71)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), and Progress Energy, Inc. (electric utility). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North (16-school system).

Cornelia M. Small (60)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (65)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board (2000-present) and a Member of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2000-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (66)

Year of Election or Appointment: 2005

Mr. Wolfe also serves as a Trustee (2005-present) or Member of the Advisory Board (2004-present) of other investment companies advised by FMR. Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Member and Executive Officers:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity California Municipal Trust II. Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director (2000-present) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Dwight D. Churchill (51)

Year of Election or Appointment: 2000

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

David L. Murphy (57)

Year of Election or Appointment: 2002

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002) and Vice President of certain Asset Allocation Funds (2003). He serves as Senior Vice President (2000) and Money Market Group Leader (2002) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of FIMM (2003) and a Vice President of FMR (2000). Previously, Mr. Murphy served as Bond Group Leader (2000-2002) and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002). Mr. Murphy joined Fidelity in 1989 as a portfolio manager in the Bond Group.

Norman U. Lind (48)

Year of Election or Appointment: 2001

Vice President of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Lind also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Lind managed a variety of Fidelity funds.

Eric D. Roiter (56)

Year of Election or Appointment: 1998

Secretary of California Municipal Money Market and Spartan California Municipal Money Market. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Vice President and Secretary of FDC; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Management & Research (Far East) Inc. (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present).

Stuart Fross (45)

Year of Election or Appointment: 2003

Assistant Secretary of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.

Christine Reynolds (46)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of California Municipal Money Market and Spartan California Municipal Money Market. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Timothy F. Hayes (54)

Year of Election or Appointment: 2002

Chief Financial Officer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

Kenneth A. Rathgeber (57)

Year of Election or Appointment: 2004

Chief Compliance Officer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004) and Executive Vice President of Risk Oversight for Fidelity Investments (2002). Previously, he served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

John R. Hebble (46)

Year of Election or Appointment: 2003

Deputy Treasurer of Spartan California Municipal Income. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

Bryan A. Mehrmann (43)

Year of Election or Appointment: 2005

Deputy Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (41)

Year of Election or Appointment: 2004

Deputy Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

John H. Costello (58)

Year of Election or Appointment: 1986 or 1989

Assistant Treasurer of California Municipal Money Market (1986) and Spartan California Municipal Money Market (1989). Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (51)

Year of Election or Appointment: 2004

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (49)

Year of Election or Appointment: 2002

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Kenneth B. Robins (35)

Year of Election or Appointment: 2004

Assistant Treasurer of California Municipal Money Market and Spartan California Municipal Money Market. Mr. Robins also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Annual Report

Distributions

The funds hereby designate as capital gain dividends the amounts noted below for the taxable year indicated or for dividends for the taxable year ended 2005, if subsequently determined to be different, the net capital gain of such year; and for dividends for the taxable year ended 2004, if subsequently determined to be different, the excess of: (a) the net capital gain of such year, over (b) amounts previously designated as capital gain dividends with respect to such year.

Fund	February 28, 2005	February 29, 2004
Spartan California Municipal Money Market Fund	$50,648	$-

During fiscal year ended 2005, 100% of Spartan California Municipal Money Market Fund's and Fidelity California Municipal Money Market Fund's income dividends were free from federal income tax, and 45.23% of Fidelity California Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2006 of amounts for use in preparing 2005 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the shareholders of Fidelity California Municipal Money Market Fund and Spartan California Municipal Money Market Fund was held on March 24, 2004. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval.*
	# of Votes	% of Votes
Affirmative	1,555,607,121.44	73.865
Against	450,145,550.91	21.374
Abstain	99,778,823.92	4.738
Broker Non-Votes	487,767.00	.023
TOTAL	2,106,019,263.27	100.00
PROPOSAL 2
To elect the fourteen nominees specified below as Trustees.*
	# of Votes	% of Votes
J. Michael Cook
Affirmative	1,960,697,958.29	93.100
Withheld	145,321,304.98	6.900
TOTAL	2,106,019,263.27	100.00
Ralph F. Cox
Affirmative	1,959,372,100.24	93.037
Withheld	146,647,163.03	6.963
TOTAL	2,106,019,263.27	100.00
Laura B. Cronin
Affirmative	1,960,713,065.19	93.100
Withheld	145,306,198.08	6.900
TOTAL	2,106,019,263.27	100.00
Robert M. Gates
Affirmative	1,959,167,309.56	93.027
Withheld	146,851,953.71	6.973
TOTAL	2,106,019,263.27	100.00
	# of Votes	% of Votes
George H. Heilmeier
Affirmative	1,960,571,130.92	93.094
Withheld	145,448,132.35	6.906
TOTAL	2,106,019,263.27	100.00
Abigail P. Johnson
Affirmative	1,950,948,695.34	92.637
Withheld	155,070,567.93	7.363
TOTAL	2,106,019,263.27	100.00
Edward C. Johnson 3d
Affirmative	1,950,052,457.55	92.594
Withheld	155,966,805.72	7.406
TOTAL	2,106,019,263.27	100.00
Donald J. Kirk
Affirmative	1,959,753,687.18	93.055
Withheld	146,265,576.09	6.945
TOTAL	2,106,019,263.27	100.00
Marie L. Knowles
Affirmative	1,960,328,258.12	93.082
Withheld	145,691,005.15	6.918
TOTAL	2,106,019,263.27	100.00
Ned C. Lautenbach
Affirmative	1,961,289,589.64	93.128
Withheld	144,729,673.63	6.872
TOTAL	2,106,019,263.27	100.00
Marvin L. Mann
Affirmative	1,960,326,240.83	93.082
Withheld	145,693,022.44	6.918
TOTAL	2,106,019,263.27	100.00
William O. McCoy
Affirmative	1,959,989,350.04	93.066
Withheld	146,029,913.23	6.934
TOTAL	2,106,019,263.27	100.00
	# of Votes	% of Votes
Robert L. Reynolds
Affirmative	1,956,473,713.41	92.899
Withheld	149,545,549.86	7.101
TOTAL	2,106,019,263.27	100.00
William S. Stavropoulos
Affirmative	1,959,941,317.40	93.064
Withheld	146,077,945.87	6.936
TOTAL	2,106,019,263.27	100.00
* Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
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2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Nevada

2225 Village Walk Drive
Henderson, NV

Annual Report

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

1324 Polaris Parkway
Columbus, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

CMS-UANN-0405
1.790912.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, February 28, 2005, Fidelity California Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Fidelity California Municipal Money Market Fund and Spartan California Municipal Money Market Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2005A	2004A
Fidelity California Municipal Money Market Fund	$41,000	$30,000
Spartan California Municipal Money Market Fund	$37,000	$38,000
All funds in the Fidelity Group of Funds audited by PwC	$11,200,000	$10,700,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2005A	2004A,B
Fidelity California Municipal Money Market Fund	$0	$0
Spartan California Municipal Money Market Fund	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$50,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2005A	2004A,B
Fidelity California Municipal Money Market Fund	$1,700	$1,500
Spartan California Municipal Money Market Fund	$1,700	$1,500
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$0	$0
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2005A	2004A,B
Fidelity California Municipal Money Market Fund	$3,400	$3,000
Spartan California Municipal Money Market Fund	$2,100	$1,900
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

In each of the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2005A	2004A,B
PwC	$520,000	$140,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of each fund.

There were no amounts, including amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time, that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended February 28, 2005 and February 29, 2004 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) According to PwC for the fiscal year ended February 28, 2005, the percentage of hours spent on the audit of each fund's financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of PwC is as follows:

Fund	2005
Fidelity California Municipal Money Market Fund	0%
Spartan California Municipal Money Market Fund	0%

(g) For the fiscal years ended February 28, 2005 and February 29, 2004, the aggregate fees billed by PwC of $2,650,000A and $2,000,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2005A	2004A,B
Covered Services	$550,000	$150,000
Non-Covered Services	$2,100,000	$1,850,000
A	Aggregate amounts may reflect rounding.
B

Includes amounts related to non-audit services prior to May 6, 2003 that would have been subject to pre-approval if the SEC rules relating to the pre-approval of non-audit services had been in effect at that time.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	April 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	April 18, 2005